Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Total operating revenues	$ 4,022	$ 3,967	$ 3,890
Operating expenses
Selling, general and administrative (including charges from affiliates of $82 million, $86 million and $85 million in 2019, 2018 and 2017)	1,406	1,388	1,412
Depreciation, amortization and accretion	702	640	615
Loss on impairment of goodwill	0	0	370
(Gain) loss on asset disposals, net	19	10	17
(Gain) loss on sale of business and other exit costs, net	(1)	0	(1)
(Gain) loss on license sales and exchanges, net	0	(18)	(22)
Total operating expenses	3,910	3,809	4,194
Operating income (loss)	112	158	(304)
Investment and other income (expense)
Equity in earnings of unconsolidated entities	166	159	137
Interest and dividend income	17	15	8
Interest expense	(110)	(116)	(113)
Other, net	0	(1)	0
Total investment and other income	73	57	32
Income (loss) before income taxes	185	215	(272)
Income tax expense (benefit)	52	51	(287)
Net income	133	164	15
Less: Net income attributable to noncontrolling interests, net of tax	6	14	3
Net income attributable to U.S. Cellular shareholders	$ 127	$ 150	$ 12
Basic weighted average shares outstanding (in shares)	86	86	85
Basic earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.47	$ 1.75	$ 0.14
Diluted weighted average shares outstanding (in shares)	88	87	86
Diluted earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.44	$ 1.72	$ 0.14
Service
Operating revenues
Total operating revenues	$ 3,035	$ 2,978	$ 2,978
Operating expenses
Cost of goods and services sold	756	758	732
Equipment sales
Operating revenues
Total operating revenues	987	989	912
Operating expenses
Cost of goods and services sold	$ 1,028	$ 1,031	$ 1,071